Note 8 - Carrying Amount of Goodwill (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Network Service and Systems Integration Business [Member]
Goodwill	¥ 6,054,340	¥ 6,054,340	¥ 5,854,682
Accumulated impairment losses	(120,282)	(120,282)	(120,282)
GOODWILL (Note 8)	¥ 5,934,058	5,934,058	5,734,400
Acquisition		199,658
ATM Operation Business [Member]
Goodwill	¥ 235,551	¥ 235,551	¥ 235,551
Accumulated impairment losses
GOODWILL (Note 8)	¥ 235,551	¥ 235,551	¥ 235,551
Acquisition
Goodwill	¥ 6,289,891	¥ 6,289,891	6,090,233
Accumulated impairment losses	(120,282)	(120,282)	(120,282)
GOODWILL (Note 8)	¥ 6,169,609	6,169,609	¥ 5,969,951
Acquisition		¥ 199,658